RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5 – RELATED PARTY TRANSACTIONS

During the year ended December 31, 2023, SCC advanced the Company $30,641 to pay for general operating expenses. During the year ended December 31, 2024, SCC advance the Company an additional $54,735, for a total due of $85,376. The advance was non-interest bearing and due on demand. On November 22, 2024, SCC converted the $85,376 due to them into 90,000,000 shares of common stock

During the year ended December 31, 2025, SCC advanced the Company $58,258, to pay for general operating expenses. The advance is non-interest bearing and due on demand.

On September 11, 2025, the Company and a prior related party executed a Cancellation of Debt for the outstanding amount due of $4,443. The $4,443 has been credited to additional paid in capital.